Investments	12 Months Ended
Jun. 30, 2023
Investments [Abstract]
Investments
12.	Investments

a) Changes in investments

	2022	Capital increase	Share of profit of a joint venture	Effect from conversion	2023
Cresca	1,521	-	(70)	(116)	1,335
Agrofy	6,121	(4,865)	-	-	1,256
	7,642	(4,865)	(70)	(116)	2,591

	2021	Capital increase	Share of profit of a joint venture	Effect from conversion	2022
Cresca	1,482	-	(31)	70	1,521
Agrofy	4,127	1,994	-	-	6,121
	5,609	1,994	(31)	70	7,642

b) Interest in Joint Venture

Cresca’s summarized financial information, based on the financial statements prepared in accordance with IFRS as of and for years ended June 30, 2023 and 2022, and the reconciliation with the book value of the investment in the consolidated financial statements are presented below at the fair value adjustment on the acquisition date:

	2023	2022
Assets	2,901	3,291
Current	2,863	3,248
Cash and cash equivalents	121	134
Accounts receivable, inventories and other receivables	2,742	3,114
Noncurrent	38	43
Other noncurrent	38	43

Liabilities	231	249
Current	231	249
Trade payables, taxes and loans	231	249
Total net assets	2,670	3,042
Company’s interest – 50%	50%	50%
Company’s interest in net assets at estimated fair value	1,335	1,521

	2023	2022
Commercial expenses	48	-
Administrative expenses	(11)	(7)
Other profit/expenses	1	(10)
Finance costs	(178)	(45)
Loss for the year	(140)	(62)
Company’s interest – 50%	(70)	(31)
Equity method	(70)	(31)